PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,	December 31,
	2020	2019
Property	$838,798	$785,470
Leasehold improvements	373,966	350,191
Office equipment	139,848	130,957
Electronic equipment	68,269	62,931
	1,420,881	1,329,549
Less: accumulated depreciation	(511,645)	(245,218)
	$909,236	$1,084,331

Depreciation expense was $236,059,  $202,024 and $25,285 for the years ended December 31, 2020, 2019 and 2018, respectively.